Condensed Financial Information of the Parent Company - Condensed balance sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2024	Aug. 08, 2024	Dec. 31, 2023
Condensed Financial Information of the Parent Company
Ordinary shares par or stated value per share		$ 0.0001
Class A ordinary shares
Condensed Financial Information of the Parent Company
Ordinary shares par or stated value per share	$ 0.0001		$ 0.0001
Ordinary shares authorized	3,000,000,000		300,000,000
Ordinary shares issued	890,653,509		55,379,583
Ordinary shares outstanding	890,653,509		55,379,583
Class B ordinary shares
Condensed Financial Information of the Parent Company
Ordinary shares authorized	6,296,630		6,296,630
Ordinary shares issued	6,296,630		6,296,630
Ordinary shares outstanding	6,296,630		6,296,630
Undesignated ordinary shares
Condensed Financial Information of the Parent Company
Ordinary shares authorized	890,653,509		193,703,370
Ordinary shares issued	0		0
Ordinary shares outstanding	0		0
Parent company | Reportable legal entities
Condensed Financial Information of the Parent Company
Ordinary shares par or stated value per share	$ 0.0001		$ 0.0001
Parent company | Reportable legal entities | Class A ordinary shares
Condensed Financial Information of the Parent Company
Ordinary shares authorized	3,000,000,000		300,000,000
Ordinary shares issued	890,653,509		55,379,583
Ordinary shares outstanding	890,653,509		55,379,583
Parent company | Reportable legal entities | Class B ordinary shares
Condensed Financial Information of the Parent Company
Ordinary shares authorized	6,296,630		6,296,630
Ordinary shares issued	6,296,630		6,296,630
Ordinary shares outstanding	6,296,630		6,296,630
Parent company | Reportable legal entities | Undesignated ordinary shares
Condensed Financial Information of the Parent Company
Ordinary shares authorized	890,653,509		193,703,370
Ordinary shares issued	0		0
Ordinary shares outstanding	0		0